UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
       May 10, 2013
Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30
Form 13F Information Table Value (x $1000) Total:  $3269864

LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NUMBER          NAME
___      ____________________          ________________
01       028-14947                     MWG GP LLC


       FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)   PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ ________ ___ ____ _______ ___________ ________ ________ ________
APPLE INC                    COM              037833100     5312    12000 SH       DEFINED   01           12000        0        0
BP PLC                       SPONSORED ADR    055622104     4235   100000 SH       DEFINED   01          100000        0        0
CANADIAN NAT RES LTD         COM              136385101     6426   200000 SH  C    DEFINED   01          200000        0        0
CANADIAN PAC RY LTD          COM              13645T100   272924  2092950 SH       DEFINED   01         2092950        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109   128789  3488331 SH       DEFINED   01         3488331        0        0
DELL INC                     COM              24702R101     2780   194000 SH  C    DEFINED   01          194000        0        0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   191533  2754280 SH       DEFINED   01         2754280        0        0
FISERV INC                   COM              337738108   249808  2843255 SH       DEFINED   01         2843255        0        0
GOLDCORP INC NEW             COM              380956409     3363   100000 SH  C    DEFINED   01          100000        0        0
INTERCONTINENTALEXCHANGE INC COM              45865V100   160889   986626 SH       DEFINED   01          986626        0        0
ISHARES TR                   MSCI EMERG MKT   464287234    59878  1400000 SH  P    DEFINED   01         1400000        0        0
ISHARES TR                   RUSSELL 2000     464287655   151088  1600000 SH  P    DEFINED   01         1600000        0        0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   260696 12199141 SH       DEFINED   01        12199141        0        0
MASTERCARD INC               CL A             57636Q104   103918   192038 SH       DEFINED   01          192038        0        0
MONSTER BEVERAGE CORP        COM              611740101   119384  2500706 SH       DEFINED   01         2500706        0        0
MORGAN STANLEY               COM NEW          617446448    14705   669000 SH  P    DEFINED   01          669000        0        0
NEWS CORP                    CL A             65248E104   173828  5697397 SH       DEFINED   01         5697397        0        0
ORACLE CORP                  COM              68389X105    87463  2705325 SH       DEFINED   01         2705325        0        0
PERKINELMER INC              COM              714046109    86049  2557945 SH       DEFINED   01         2557945        0        0
PHILIP MORRIS INTL INC       COM              718172109   262209  2828269 SH       DEFINED   01         2828269        0        0
PRAXAIR INC                  COM              74005P104   120242  1078014 SH       DEFINED   01         1078014        0        0
RESEARCH IN MOTION LTD       COM              760975102     6438   445700 SH  P    DEFINED   01          445700        0        0
SALLY BEAUTY HLDGS INC       COM              79546E104   137905  4693831 SH       DEFINED   01         4693831        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506     2046    25793 SH       DEFINED   01           25793        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107    46341   300000 SH  C    DEFINED   01          300000        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107    75951   491690 SH       DEFINED   01          491690        0        0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   235005  1500000 SH  P    DEFINED   01         1500000        0        0
VISA INC                     COM CL A         92826C839   127355   749855 SH       DEFINED   01          749855        0        0
WILLIAMS COS INC DEL         COM              969457100   171163  4569214 SH       DEFINED   01         4569214        0        0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100     2144   150000 SH  C    DEFINED   01          150000        0        0